Goodwill and Other Intangibles - Changes in the Carrying Amount of Goodwill (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
Mar. 31, 2014
Goodwill [Line Items]
Balance at beginning	$ 2,504
Impact of foreign exchange	(5)
Balance at ending	2,499
Agricultural Equipment Segment [Member]
Goodwill [Line Items]
Balance at beginning	1,657
Impact of foreign exchange	6
Balance at ending	1,663
Construction Equipment Segment [Member]
Goodwill [Line Items]
Balance at beginning	606
Impact of foreign exchange	(11)
Balance at ending	595
Commercial Vehicles [Member]
Goodwill [Line Items]
Balance at beginning	71
Impact of foreign exchange	1
Balance at ending	72
Powertrain Segment [Member]
Goodwill [Line Items]
Balance at beginning	6
Impact of foreign exchange
Balance at ending	6
Financial Services Segment [Member]
Goodwill [Line Items]
Balance at beginning	164
Impact of foreign exchange	(1)
Balance at ending	$ 163